LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Loans Receivables [Abstract]
Disclosure of detailed information about loans receivables [Table Text Block]
	December 31, 2021	December 31, 2020
Colorado Legacy Lands, LLC	$2,539	$-
Norden Crown Metals Corp.	-	500
Total	$2,539	$500